Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock Outstanding [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]	Total
Balance at Dec. 31, 2016	$ 20,639	$ 60,541	$ 167,523	$ (4,083)	$ 244,620
Cash dividends declared	0	0	(6,729)	0	(6,729)
Issuance of shares of common stock pursuant to dividend reinvestment plan	252	5,014	0	0	5,266
Issuance of shares of common stock pursuant to exercise of stock options	10	142	0	0	152
Reclassification of deferred tax asset revaluation	0	0	697	(697)	0
Share based compensation expense	0	350	0	0	350
Net change in fair value of available-for-sale securities during the year, net of taxes	0	0	0	545	545
Net earnings for the year	0	0	23,526	0	23,526
Balance at Dec. 31, 2017	20,901	66,047	185,017	(4,235)	267,730
Cash dividends declared	0	0	(9,447)	0	(9,447)
Issuance of shares of common stock pursuant to dividend reinvestment plan	324	7,146	0	0	7,470
Issuance of shares of common stock pursuant to exercise of stock options	23	371	0	0	394
Share based compensation expense	0	396	0	0	396
Net change in fair value of available-for-sale securities during the year, net of taxes	0	0	0	(3,470)	(3,470)
Net earnings for the year	0	0	32,594	0	32,594
Balance at Dec. 31, 2018	21,248	73,960	208,164	(7,705)	295,667
Cash dividends declared	0	0	(11,725)	0	(11,725)
Issuance of shares of common stock pursuant to dividend reinvestment plan	358	8,776	0	0	9,134
Issuance of shares of common stock pursuant to exercise of stock options	44	731	0	0	775
Share based compensation expense	0	347	0	0	347
Net change in fair value of available-for-sale securities during the year, net of taxes	0	0	0	8,398	8,398
Net earnings for the year	0	0	36,044	0	36,044
Cumulative effect of accounting change	0	0	(27)	0	(27)
Repurchase of 31,774 common shares	(64)	(1,565)	0	0	(1,629)
Balance at Dec. 31, 2019	$ 21,586	$ 82,249	$ 232,456	$ 693	$ 336,984